SUPPLEMENT TO THE PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
For the Wells Fargo Diversified International Fund (the “Fund”)

Effective immediately, the Wells Fargo Diversified International Fund is no longer offered and all references to the Fund are hereby removed.

March 29, 2021	IEAM031/P303SP